[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

October 22, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Master Investment Trust
         Securities Act of 1933 Registration No. 33-32729
         Investment Company Act of 1940 File No. 811-84
         CIK 0000093755

Ladies and Gentlemen:

On behalf of State Street Research Master Investment Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use that are Spanish and Chinese translations of the English language State Street Research Investment Trust prospectus dated May 1, 1999. The prospectus was filed electronically on May 5, 1999 (EDGAR accession number 0000950146-99-001045).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Investment Trust prospectus (filed electronically on May 5, 1999) is a fair and accurate translation of the Spanish and Chinese versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH

MASTER INVESTMENT TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company